Income Taxes (Unrecognized Tax Benefits) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Income Tax Contingency [Line Items]
Balance at March 31	¥ 5,437
Acquisition		5,345
Increase in tax position of current year	632	22
Decrease in tax position of prior year	(903)
Settlements	(165)
Foreign currency translation adjustments	(466)	70
Balance at March 31	¥ 4,535	¥ 5,437